ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL FOREIGN EQUITY FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

AUSTRALIA 3.7%
Common Stocks 3.7%
AMP	65,100	499
Boart Longyear (1)	214,840	390
Brambles	28,769	280
Macquarie Infrastructure, Equity Units	250,517	691
QBE Insurance	22,000	559
Rio Tinto	11,924	1,319
Total Australia (Cost $2,404)		3,738
AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse	22,071	1,198
Total Austria (Cost $1,144)		1,198
BELGIUM 1.6%
Common Stocks 1.6%
InBev (2)	19,906	1,636
Total Belgium (Cost $1,160)		1,636
BRAZIL 4.7%
Common Stocks 3.7%
Companhia Vale do Rio Doce, ADR (USD)	56,400	1,468
Gol Linhas Aereas Intel, ADR (USD)	20,200	396
Petroleo Brasileiro, ADR (USD)	20,620	1,924
		3,788
Preferred Stocks 1.0%
Banco Itau Holding Financeira	46,200	1,039
		1,039
Total Brazil (Cost $1,833)		4,827
CANADA 2.2%
Common Stocks 2.2%
Shaw Communications (USD)	42,400	836
Shoppers Drug Mart	12,400	608
Suncor Energy (USD)	8,400	789
Total Canada (Cost $2,405)		2,233
CHINA 3.5%
Common Stocks 3.5%
China Citic Bank (HKD) (1)(2)	1,619,000	947
China Merchants (HKD)	94,000	458
China Shenhua Energy (HKD)	42,000	218
Gome Electrical Appliances (HKD)	327,000	741
Guangshen Railway (HKD)	580,000	373
Shimao Property (HKD)	463,500	829
Total China (Cost $3,947)		3,566
DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, Series B	21,702	1,361
Total Denmark (Cost $282)		1,361
EGYPT 0.5%
Common Stocks 0.5%
Orascom Construction, GDR (USD) (1)	2,202	455
Total Egypt (Cost $393)		455
FINLAND 1.7%
Common Stocks 1.7%
Fortum	18,791	758
Nokia	25,705	944
Total Finland (Cost $608)		1,702
FRANCE 7.4%
Common Stocks 7.4%
Accor	12,662	968
AXA	36,905	1,263
Pernod-Ricard (2)	13,636	1,452
Schneider Electric	9,205	1,066
Societe Generale	5,071	628
Suez	13,900	848
Total	18,418	1,333
Total France (Cost $4,423)		7,558
GERMANY 4.8%
Common Stocks 4.8%
Bayer AG	9,590	788
E.ON AG	8,654	1,588
Fresenius Medical Care	22,514	1,154
Hypo Real Estate	11,026	347
Linde	7,522	982
Total Germany (Cost $3,947)		4,859
GREECE 1.5%
Common Stocks 1.5%
Hellenic Telecommunications	24,660	770
National Bank of Greece	12,990	794
Total Greece (Cost $1,294)		1,564
HONG KONG 3.2%
Common Stocks 3.2%
Foxconn (1)	365,000	610
Li & Fung	122,000	469
Melco PBL Entertainment, ADR (USD) (1)	65,500	793
Shangri-La Asia	308,000	899
Shun Tak	368,000	517
Total Hong Kong (Cost $3,735)		3,288

INDIA 3.9%
Common Stocks 3.9%
BF Utilities (1)	10,072	384
Bharti Airtel (1)	37,142	818
DLF Limited	55,395	1,170
Financial Technologies	1,827	99
Infosys Technologies	24,131	919
Suzlon Energy	71,820	570
Total India (Cost $3,337)		3,960

INDONESIA 0.8%
Common Stocks 0.8%
PT Bumi Resources	1,114,000	791
Total Indonesia (Cost $391)		791

ITALY 3.0%
Common Stocks 3.0%
Geox	18,900	322
Intesa Sanpaolo rnc	163,200	1,119
Saipem	46,076	1,599
Total Italy (Cost $1,989)		3,040

JAPAN 14.7%
Common Stocks 14.7%
Aeon Mall (2)	11,300	289
Fanuc	8,600	757
Hamamatsu Photonics	8,500	294
Hitachi Construction Machinery (2)	40,300	937
Ibiden (2)	10,500	679
Japan Tobacco	189	1,007
Mitsubishi	50,800	1,332
Mitsubishi Estate	48,000	1,277
Mitsui	51,000	1,050
Nidec	12,700	838
Nikon (2)	19,000	533
Nintendo	2,800	1,400
Nippon Electric Glass (2)	48,000	716
Nitori (2)	7,650	400
ORIX (2)	4,500	766
SMC	5,400	604
Sysmex (2)	11,500	479
Toyota Motor	26,600	1,447
Yahoo Japan	394	151
Total Japan (Cost $12,252)		14,956

KAZAKHSTAN 0.7%
Common Stocks 0.7%
Halyk Savings Bank, GDR (USD) (2)	41,300	696
Total Kazakhstan (Cost $766)		696
MEXICO 4.0%
Common Stocks 4.0%
America Movil, ADR (USD)	31,200	1,869
Grupo Financiero Banorte S.A.B. de C.V.	229,200	953
Urbi Desarrollos Urbanos (1)	217,000	768
Walmart de Mexico	140,046	505
Total Mexico (Cost $1,513)		4,095
NETHERLANDS 0.4%
Common Stocks 0.4%
TomTom (1)(2)	6,965	384
Total Netherlands (Cost $423)		384
NORWAY 1.3%
Common Stocks 1.3%
Telenor ASA	61,600	1,273
Total Norway (Cost $778)		1,273
OMAN 0.3%
Common Stocks 0.3%
Bank Muscat (SAOG)	60,200	323
Total Oman (Cost $337)		323
RUSSIA 3.1%
Common Stocks 3.1%
OAO Gazprom, ADR (USD)	14,500	701
PIK Group, GDR, Regulation S Shares (USD) (1)	32,400	926
Sberbank (USD)	173,100	627
Uralkali, GDR (USD) (1)(2)	27,600	887
Total Russia (Cost $2,732)		3,141
SINGAPORE 0.8%
Common Stocks 0.8%
SembCorp Marine	85,080	190
Starhub	292,800	614
Total Singapore (Cost $553)		804
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Naspers, N Shares	17,500	326
Standard Bank Group	26,194	316
Total South Africa (Cost $604)		642
SPAIN 5.5%
Common Stocks 5.5%
Acciona	4,269	1,085
ACS Group (2)	12,200	639
Iberdrola	74,370	1,135
Inditex	16,972	850
Telefonica SA	66,049	1,931
Total Spain (Cost $4,162)		5,640
SWEDEN 1.2%
Common Stocks 1.2%
Atlas Copco, A Shares (2)	88,274	1,262
Total Sweden (Cost $1,136)		1,262
SWITZERLAND 9.2%
Common Stocks 9.2%
Credit Suisse Group	16,650	940
Holcim	8,532	823
Julius Baer	11,094	772
Nestle	2,965	1,321
Nobel Biocare	4,204	1,037
Novartis, Regulation D Shares	16,991	857
Roche - Genusscheine	7,456	1,346
The Swatch Group	4,416	1,185
UBS	25,094	1,035
Total Switzerland (Cost $8,434)		9,316

TAIWAN 1.7%
Common Stocks 1.7%
Foxconn Technology	83,000	474
Hon Hai Precision	179,680	972
MediaTek	32,900	321
Total Taiwan (Cost $1,973)		1,767

UNITED ARAB EMIRATES 0.4%
Common Stocks 0.4%
Dubai Financial Market (1)	139,600	220
Emaar Properties	54,700	180
Total United Arab Emirates (Cost $409)		400

UNITED KINGDOM 6.9%
Common Stocks 6.9%
BP	50,342	534
Capita Group	84,860	1,112
Johnson Matthey	21,623	805
Reckitt Benckiser	21,633	1,133
Standard Chartered	35,800	1,191
Tesco	147,210	1,229
Xstrata	12,940	990
Total United Kingdom (Cost $5,160)		6,994
UNITED STATES 2.4%
Common Stocks 2.4%
Liberty Global, Series A (1)	31,600	1,277
Schlumberger	14,700	1,109
Total United States (Cost $2,614)		2,386
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	508,273	508
Total Short-Term Investments (Cost $508)		508
SECURITIES LENDING COLLATERAL 5.1%
Money Market Pooled Account 5.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (3)	5,166,562	5,167
Total Securities Lending Collateral (Cost $5,167)		5,167
Total Investments in Securities
103.8% of Net Assets (Cost $82,813)		$105,530

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $4,937. See Note 2.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 88	$ 508	$ 4,417
Totals			$ 88	$ 508	$ 4,417

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$508
Dividend income	88
Interest income	-
Investment income	$88
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Foreign Equity Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $4,937,000; aggregate collateral consisted of $5,167,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $82,813,000. Net unrealized gain aggregated $22,721,000 at period-end, of which $26,884,000 related to appreciated investments and $4,163,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

BAHRAIN 0.8%
Common Stocks 0.8%
Gulf Finance House, GDR (USD) (1)(2)	35,100	1,334
Gulf Finance House, GDR (USD) (2)	20,300	767
Total Bahrain (Cost $1,397)		2,101

BRAZIL 14.5%
Common Stocks 11.1%
Banco Bradesco, Rights, 2/22/08 (2)	1,564	4
Banco do Brasil	74,200	1,235
BOVESPA Holding	54,600	798
Companhia Vale do Rio Doce, ADR (USD)	145,900	3,798
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 common share) (USD)	175,960	5,275
Gol Linhas Aereas Intel, ADR (USD)	37,700	738
Lojas Renner	64,400	1,011
Perdiago	84,899	1,898
Petroleo Brasileiro, ADR (USD)	70,900	6,616
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD)	56,800	6,313
Weg	98,000	1,179
		28,865
Preferred Stocks 3.4%
Banco Bradesco	113,246	3,011
Banco Itau Holding Financeira	220,920	4,968
Tam	46,800	991
		8,970

Total Brazil (Cost $13,294)		37,835
CHILE 0.3%
Common Stocks 0.3%
Banco Santander Chile, ADR (USD)	18,100	888
Total Chile (Cost $833)		888

CHINA 12.7%
Common Stocks 12.7%
Agile Property (HKD)	536,000	598
Anhui Conch Cement (HKD)	510,000	2,742
Beijing Enterprises (HKD)	708,000	3,018
C C Land Holdings (HKD)	896,000	1,035
China Insurance International (HKD) (2)	1,032,000	2,147
China Merchant Bank, H Shares (HKD)	533,500	1,885
China Merchants (HKD)	210,000	1,022
China Mobile (HKD)	127,500	1,888
China National Building (HKD)	490,000	1,118
China Petroleum and Chemical (HKD)	748,000	804
China Railway Group (HKD) (2)	808,000	878
China Shenhua Energy (HKD)	300,500	1,563
Focus Media Holding, ADR (USD) (2)	38,900	1,869
Franshion Properties (HKD) (2)	2,232,000	995
Gome Electrical Appliances (HKD)	967,000	2,190
Industrial and Commercial Bank of China, H Shares (HKD)	4,402,000	2,626
Luen Thai Holdings (HKD)	1,292,000	135
Ping An Insurance (HKD)	310,000	2,176
Shanghai Electric Group (HKD)	1,306,000	1,017
Shanghai Forte Land (HKD)	1,440,000	732
Shimao Property (HKD)	508,500	909
Sina (USD) (2)	24,000	953
Uni-President China (HKD) (2)	1,620,000	920
Total China (Cost $23,696)		33,220
COLOMBIA 0.3%
Common Stocks 0.3%
Bancolombia, ADR (USD)	21,100	705
Total Colombia (Cost $544)		705
CYPRUS 0.4%
Common Stocks 0.4%
MirLand Development (GBP) (2)	106,200	1,048
Total Cyprus (Cost $1,084)		1,048
EGYPT 4.9%
Common Stocks 4.9%
EFG Hermes	402,212	4,289
Orascom Construction	48,946	5,040
Orascom Telecom	225,900	3,400
Orascom Telecom, GDR (USD)	500	37
Total Egypt (Cost $6,135)		12,766
HONG KONG 1.6%
Common Stocks 1.6%
Foxconn International Holdings (2)	1,042,000	1,743
Kingboard Chemical	324,000	1,363
Shangri-La Asia	390,000	1,138
Total Hong Kong (Cost $4,870)		4,244
INDIA 10.3%
Common Stocks 10.3%
Bajaj Auto	32,308	1,968
BF Utilities (2)	21,858	834
Container Corporation of India	31,549	1,388
DLF Limited	248,033	5,237
GMR Infrastructure (2)	447,038	1,974
Housing Development Finance	58,975	4,288
Maruti Suzuki India	50,663	1,087
Mundra Port and SEZ (2)	44,823	952
Reliance Industries	37,190	2,364
Sun TV Network	182,650	1,572
Suzlon Energy	88,875	706
Suzlon Energy, Class A	392,000	3,112
United Spirits Limited	34,153	1,501
Total India (Cost $19,525)		26,983

KAZAKHSTAN 1.2%
Common Stocks 1.2%
Halyk Savings Bank, GDR (USD)	119,500	2,013
Kazakhmys (GBP)	40,600	993
Total Kazakhstan (Cost $3,369)		3,006

MALAYSIA 1.0%
Common Stocks 1.0%
AirAsia (2)	1,745,300	883
Bumiputra Commerce	560,906	1,795
Total Malaysia (Cost $1,734)		2,678

MEXICO 6.6%
Common Stocks 6.6%
America Movil, ADR (USD)	128,200	7,680
Grupo Aeroportuario del Pacifico, ADR (USD)	26,000	1,115
Grupo Financiero Banorte S.A.B. de C.V.	646,100	2,687
Grupo Televisa, ADR (USD)	45,796	1,021
Urbi Desarrollos Urbanos (2)	610,000	2,159
Walmart de Mexico	717,000	2,585
Total Mexico (Cost $7,044)		17,247
NIGERIA 0.3%
Common Stocks 0.3%
United Bank for Africa, GDR (USD) (2)	11,400	872
Total Nigeria (Cost $830)		872
OMAN 2.9%
Common Stocks 2.9%
BankMuscat (SAOG)	85,600	459
BankMuscat (SAOG), GDR, Regulation S Shares (USD)	296,520	5,782
National Bank of Oman	67,600	1,431
Total Oman (Cost $5,428)		7,672
PERU 0.4%
Common Stocks 0.4%
Southern Copper (USD)	11,300	1,060
Total Peru (Cost $673)		1,060
QATAR 2.5%
Common Stocks 2.5%
Commercial Bank of Qatar	105,600	5,120
Industries Qatar	5,000	213
Qatar National Bank	17,800	1,089
Total Qatar (Cost $4,999)		6,422
RUSSIA 11.8%
Common Stocks 11.8%
CTC Media (USD) (2)	57,400	1,532
MMC Norilsk Nickel (USD)	12,500	2,989
Mobile Telesystems, ADR (USD) (2)	24,200	2,013
Novatek OAO (USD)	158,380	1,045
Novatek OAO, GDR (USD) (1)	7,400	491
OAO Gazprom, ADR (USD)	75,700	3,662
Open Investments (USD) (2)	4,700	1,217
PIK Group, GDR, Regulation S Shares (USD) (2)	128,100	3,661
RBC Information Systems (USD) (2)	135,650	1,343
Sberbank (USD)	1,210,000	4,382
Seventh Continent (USD)	50,200	1,255
Sistema Hals, GDR, Regulation S Shares (USD) (2)	75,000	643
TMK OAO (USD)	68,600	621
TMK OAO, GDR, Regulation S Shares (USD)	19,900	716
Uralkali, GDR (USD) (2)	80,200	2,577
X5 Retail Group, GDR (USD) (2)	79,400	2,555
Total Russia (Cost $23,589)		30,702

SOUTH AFRICA 2.3%
Common Stocks 2.3%
Aquarius Platinum (GBP)	95,100	1,139
Aveng	223,600	1,582
Impala Platinum	54,560	2,051
Murray & Roberts Holdings	43,800	508
Naspers, N Shares	38,400	715
Total South Africa (Cost $3,809)		5,995
SOUTH KOREA 9.1%
Common Stocks 9.1%
AMOREPACIFIC	2,389	1,589
Daelim Industrial	11,140	1,526
Daewoo Shipbuilding & Marine (2)	19,880	636
Daum Communications (2)	15,094	1,034
DC Chemical (2)	4,729	1,125
Hyundai Development (2)	34,200	2,462
KCC	7,031	2,775
Korea Investment Holdings	26,057	1,382
LG (2)	38,480	2,242
LG Household & Health Care	15,232	2,733
Lotte Shopping	3,543	1,251
Samsung Card	28,233	1,399
Samsung Fire & Marine	10,863	2,160
Shinsegae	2,383	1,560
Total South Korea (Cost $19,210)		23,874

TAIWAN 8.4%
Common Stocks 8.4%
Cathay Finanical	1,068,174	2,510
Delta Electronics	446,020	1,127
Far Eastern Textile	1,013,025	1,417
Formosa Plastics	629,000	1,452
Foxconn Technology	363,790	2,079
Hon Hai Precision Industry	528,266	2,858
Innolux Display	330,000	711
Innolux Display, GDR (USD) (1)(2)	143,800	590
MediaTek	261,420	2,547
PowerTech Technology	81,300	242
Shin Kong Financial Holding	1,040,000	708
Uni-President Enterprises	2,026,280	2,525
Wistron	744,633	1,130
Yuanta Financial Holding (2)	2,728,790	2,082
Total Taiwan (Cost $18,931)		21,978
TURKEY 1.6%
Common Stocks 1.6%
Bank Asya (2)	212,300	1,811
BIM Birlesik Magazalar	17,000	1,418
Turkiye Garanti Bankasi	150,000	960
Total Turkey (Cost $3,047)		4,189
UNITED ARAB EMIRATES 1.9%
Common Stocks 1.9%
Dubai Financial Market (2)	1,068,200	1,692
Emaar Properties	971,500	3,195
Total United Arab Emirates (Cost $4,959)		4,887
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	6,557,070	6,557
Total Short-Term Investments (Cost $6,557)		6,557
Total Investments in Securities
98.3% of Net Assets (Cost $175,557)		$256,929

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,415 and represents 0.9% of net assets.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price
Reserve Investment Fund, 4.48%	¤	¤	$ 75	$ 6,557	$ 4,534
Totals			$ 75	$ 6,557	$ 4,534

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$6,557
Dividend income	75
Interest income	-
Investment income	$75
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $175,557,000. Net unrealized gain aggregated $81,370,000 at period-end, of which $91,039,000 related to appreciated investments and $9,669,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL GLOBAL EQUITY FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

BRAZIL 7.9%
Common Stocks 7.9%
B2W Companhia Global Do Varejo	14,500	516
Banco Itau, ADR (USD)	44,900	1,045
BOVESPA Holding	43,900	642
Companhia Vale do Rio Doce, ADR (USD)	24,100	627
Gol Linhas Aereas Intel, ADR (USD)	13,200	258
Petroleo Brasileiro, ADR (USD)	6,900	644
Tam, ADR (USD)	20,000	432
Total Brazil (Cost $4,568)		4,164

CHINA 3.2%
Common Stocks 3.2%
China New Town Development (SGD) (1)	601,800	195
Gome Electrical Appliances (HKD)	189,000	428
Industrial and Commercial Bank of China, H Shares (HKD)	1,114,000	665
Zhejiang Expressway (HKD)	383,000	402
Total China (Cost $1,961)		1,690

EGYPT 1.6%
Common Stocks 1.6%
Orascom Telecom	56,600	852
Total Egypt (Cost $904)		852

FRANCE 3.7%
Common Stocks 3.7%
Alcatel-Lucent	175,658	1,106
JCDecaux	174	6
Schneider Electric	7,163	829
Total France (Cost $2,267)		1,941
GERMANY 2.8%
Common Stocks 2.8%
E.ON AG	3,900	716
Siemens	6,047	782
Total Germany (Cost $1,689)		1,498
GREECE 0.0%
Common Stocks 0.0%
OPAP	500	17
Total Greece (Cost $18)		17
HONG KONG 1.0%
Common Stocks 1.0%
Hutchison Telecommunications	383,000	538
Total Hong Kong (Cost $553)		538
INDIA 6.2%
Common Stocks 6.2%
Bajaj Auto	13,700	834
Bharti Airtel (1)	34,500	760
Financial Technologies	10,381	561
GMR Infrastructure (1)	125,584	555
State Bank of India	9,100	529
State Bank of India, Rights, 1/28/08 (1)	1,820	32
Total India (Cost $3,666)		3,271
IRELAND 1.0%
Common Stocks 1.0%
Anglo Irish Bank	37,600	529
Total Ireland (Cost $592)		529
JAPAN 4.8%
Common Stocks 4.8%
Aeon Mall	10,900	279
Mitsubishi Estate	35,000	931
Nikon	19,000	533
Toyota Motor	14,100	767
Total Japan (Cost $2,485)		2,510
KAZAKHSTAN 0.0%
Common Stocks 0.0%
Kazakhstan Kagazy, GDR (USD) (1)(2)	1,200	6
Kazakhstan Kagazy, GDR, Regulation S Shares (USD) (1)	1,900	10
Total Kazakhstan (Cost $16)		16
MEXICO 7.3%
Common Stocks 7.3%
America Movil, ADR (USD)	46,700	2,798
Grupo Financiero Banorte S.A.B. de C.V.	257,300	1,070
Total Mexico (Cost $3,846)		3,868
NETHERLANDS 0.8%
Common Stocks 0.8%
TomTom (1)	7,460	411
Total Netherlands (Cost $547)		411
OMAN 0.9%
Common Stocks 0.9%
BankMuscat (SAOG), GDR, Regulation S Shares (USD)	25,000	487
Total Oman (Cost $590)		487
RUSSIA 2.1%
Common Stocks 2.1%
OAO Gazprom, ADR (USD)	22,600	1,093
Total Russia (Cost $1,240)		1,093
SPAIN 4.7%
Common Stocks 4.7%
Iberdrola Renovables (1)	72,400	582
Telefonica SA	64,906	1,897
Total Spain (Cost $2,614)		2,479
SWEDEN 1.3%
Common Stocks 1.3%
Atlas Copco, A Shares	48,200	689
Total Sweden (Cost $708)		689
SWITZERLAND 1.6%
Common Stocks 1.6%
Nestle	944	421
UBS	10,704	441
Total Switzerland (Cost $924)		862

UNITED KINGDOM 6.1%
Common Stocks 6.1%
BHP Billiton	29,300	881
Rio Tinto	10,040	1,003
Rolls-Royce (1)	74,600	705
Xstrata	8,200	627
Total United Kingdom (Cost $3,324)		3,216

UNITED STATES 41.8%
Common Stocks 41.2%
Amazon.com (1)	3,200	249
Amdocs (1)	17,300	573
American Tower Systems, Class A (1)	28,100	1,055
Arch Coal	14,900	656
Baker Hughes	9,600	623
Bed Bath & Beyond (1)	19,500	629
Central European Media Enterprises (1)	6,300	597
Cephalon (1)	6,000	394
Cisco Systems (1)	22,400	549
CONSOL Energy	7,500	548
Corning	23,600	568
Crown Castle International (1)	25,400	919
D. R. Horton	61,200	1,056
Electronic Arts (1)	5,900	279
Freeport-McMoRan Copper & Gold	6,900	614
Genentech (1)	10,400	730
Gilead Sciences (1)	9,770	446
Goldman Sachs	4,600	924
Google, Class A (1)	2,070	1,168
Hovnanian Enterprises (1)	2,550	25
International Game Technology	12,450	531
Juniper Networks (1)	42,700	1,159
Lazard	16,300	644
Lennar, Class A	22,800	470
Marriott, Class A	13,400	482
Marvell Technology Group (1)	37,500	445
Merrill Lynch	9,000	508
Monster Worldwide (1)	1,670	47
Murphy Oil	9,000	662
Peabody Energy	10,300	556
QUALCOMM	15,400	653
Red Hat (1)	12,080	226
Schlumberger	8,750	660
Smith International	13,100	710
Sprint Nextel	31,300	330
Tyco International	10,400	409
UTi Worldwide	14,900	279
XM Satellite Radio Holdings, Class A (1)	2,450	30
Yahoo! (1)	19,100	366
		21,769
Convertible Preferred Stock 0.6%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost: $300 (1)(3)	3	306
		306

Total United States (Cost $22,695)		22,075
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Reserve Investment Fund, 4.48% (4)(5)	329,443	329
Total Short-Term Investments (Cost $329)		329
Total Investments in Securities
99.4% of Net Assets (Cost $55,536)		$52,535

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $6 and represents
0.0% of net assets.
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $306 and represents 0.6% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

(5) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 11	$ 329	$ 78
Totals			$ 11	$ 329	$ 78

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$329
Dividend income	11
Interest income	-
Investment income	$11
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Global Equity Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $55,536,000. Net unrealized loss aggregated $2,998,000 at period-end, of which $1,167,000 related to appreciated investments and $4,165,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	March 25, 2008